COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases

	RMB	US$
2016	15,755	2,432
2017	15,509	2,394
2018	11,113	1,716
2019	4,783	738
2020	4,100	633
Thereafter	57,600	8,892
	108,860	16,805